Employee benefit expenses - Average number of persons employed by group (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	406	175	74
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	344	151	61
Management and operations
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees	62	24	13